Stock Options (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
2025	$ 144,982	$ 148,329
2026	532,777	2,527
2027	532,238	1,988
Total	$ 2,049,559	$ 152,844